Fair Value Measurement of Financial Instruments - Analysis of Fair Value Measurement of Financial Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Fair value gains recognized in profit or loss	¥ 5,495	¥ 4,442	¥ 2,999
less:current portion	(114,259)	(76,425)
Non-current portion	513	587
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	587
Fair value gains recognized in other comprehensive income, before tax	(74)
Ending balance	513
Non-current portion	513	587
Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	76,926
Addition	161,343
Maturity	(129,505)
Fair value gains recognized in profit or loss	5,495
Ending balance	114,259
less:current portion	¥ (114,259)	(76,425)
Non-current portion		¥ 501